Description of Business and Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) Patient Clinic	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Aug. 14, 2020 USD ($)
Number of patient not completed enrollment for single arm interventional cohort study | Patient							22
Number of specialized lever treatment clinic | Clinic							2
Research and development expense	$ 5,477,000			$ 6,667,000			$ 13,391,000	$ 13,082,000	$ 19,436,000	$ 3,660,000
Cash	22,305,000						22,305,000		40,566,000	123,000
Accumulated deficit	102,738,000						102,738,000		71,743,000	31,408,000
Net loss	$ 11,405,000	$ 9,928,000	$ 9,662,000	12,461,000	$ 8,650,000	$ 5,330,000	30,995,000	26,441,000	40,335,000	6,387,000
Net cash used in operating activities							$ 22,593,000	14,967,000	30,818,000	5,774,000
Simple Agreements For Future Equity									$ 0	11,740,000
Capitalized internal-use software estimated useful life									3 years
Advertising expense									$ 2,000	14,000
Dividend yield assumption									0.00%
Provision for U.S. federal and state income taxes											$ 0
Number of operating segments | Segment									1
ASU 2018-07
Change in accounting principle, accounting standards update, adopted									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect									true
ASU 2018-13
Change in accounting principle, accounting standards update, adopted									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect									true
ASU 2019-12
Change in accounting principle, accounting standards update, adopted									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect									true
ASC 842
Change in accounting principle, accounting standards update, adopted	true						true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022						Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect	true						true
Minimum
Property and equipment, estimated useful lives									3 years
Maximum
Property and equipment, estimated useful lives									5 years
Revision of Prior Period Reclassification Adjustment
Research and development expense				$ 201,000				$ 498,000		$ 682,000